Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Following the Company’s initial public offering, our general equity grant practice is to award annual grants of RSUs to certain employees, including our named executive officers, during the first quarter of the year and on a quarterly basis in connection with certain new hires. The Company does not grant stock options at this time. Equity awards are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of equity grant dates.

Award Timing Method
Following the Company’s initial public offering, our general equity grant practice is to award annual grants of RSUs to certain employees, including our named executive officers, during the first quarter of the year and on a quarterly basis in connection with certain new hires. The Company does not grant stock options at this time. Equity awards are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of equity grant dates.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Equity awards are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of equity grant dates.
MNPI Disclosure Timed for Compensation Value	false